Goodwill and Purchased Intangible Assets - Goodwill (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2017 USD ($) item	Sep. 30, 2016 USD ($)
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 312,596	$ 143,549
Acquisitions	5,885	175,150
Foreign currency exchange rate changes	3,081	(6,103)
Balance at the end of the period	$ 321,562	312,596
Number of remaining reporting units whose estimated fair values exceeded carrying values | item	3
Impairment of goodwill	$ 0
Transportation Systems
Changes in the carrying amount of goodwill
Balance at the beginning of the period	49,630	55,974
Foreign currency exchange rate changes	1,240	(6,344)
Balance at the end of the period	$ 50,870	49,630
Transportation Systems | Minimum
Changes in the carrying amount of goodwill
Estimated percentage of excess of fair value over carrying value	100.00%
Defense Systems
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 262,966	87,575
Acquisitions	5,885	175,150
Foreign currency exchange rate changes	1,841	241
Balance at the end of the period	$ 270,692	$ 262,966
Defense Systems | Minimum
Changes in the carrying amount of goodwill
Estimated percentage of excess of fair value over carrying value	10.00%
Cubic Global Defense Services | Minimum
Changes in the carrying amount of goodwill
Estimated percentage of excess of fair value over carrying value	10.00%